Non-Current Liabilities - US Warrant Liability - Schedule of US Warrant Non-Current Liabilities (Detail) $ / shares in Units, $ in Thousands		2 Months Ended		12 Months Ended
		Oct. 31, 2018 AUD ($) shares	Oct. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)
Disclosure of detailed information about borrowings [line items]
Changes in fair value of US investor warrants				$ (961,176)	$ 189,983
Warrants exercised | shares		419,733	419,733
Exercise price of warrants | $ / shares			$ 2.50
Immutep received cash payment		$ 1,460,000	$ 1,050
Warrants1[member]
Disclosure of detailed information about borrowings [line items]
Warrants fair value, Beginning balance				2,945,358
Exercising of warrants	[1]			(1,277,028)
Changes in fair value of US investor warrants				(961,176)	189,983
Warrants fair value, Ending balance				3,164,413	2,945,358
July Two Thousand Seventeen Exercise Of Warrants [member]
Disclosure of detailed information about borrowings [line items]
Warrants fair value at issue date					$ 2,755,375
December Two Thousand Eighteen Exercise of Warrants [member]
Disclosure of detailed information about borrowings [line items]
Warrants fair value at issue date				$ 2,457,259

[1]	In September and October 2018, US investors exercised 419,733 warrants at an exercise price of US$ 2.50 each. Immutep received US$1.05 million (A$1.46 million) cash payment in total.